                            GLOBAL ASSET MANAGEMENT
             GAM FUNDS, INC. 135 EAST 57TH STREET NEW YORK NY 10022
               TELEPHONE (212) 407 4600 FACSIMILIE (212) 407 4684

Direct Dial:  212/407-4766

                                                                     Rule 497(j)
                                                       1933 Act File No. 2-92136
                                                      1940 Act File No. 811-4062

                                December 1, 2003

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  RE:      GAM Funds, Inc.
                           File Nos. 2-92136 and 811-4062
                           -----------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves as  certification  that the form of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 40/43 to the  Registration  Statement of GAM Funds,  Inc.,  which was filed with the Securities and Exchange Commission electronically on November 24, 2003.

     Please  direct  questions  or  comments  relating  to this  filing  and the
Amendment to me at the above-referenced  telephone number, or, in my absence, to
Jana L. Cresswell,  Esquire, of Stradley,  Ronon,  Stevens & Young, LLP at (215)
564-8048.

                                                Sincerely,

                                                /s/ Joseph J. Allessie
                                                --------------------------------
                                                Joseph J. Allessie
                                                Secretary and General Counsel

Enclosures

cc:      Jana L. Cresswell, Esq. (w/encl.)